TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Schedule of trade accounts payable

	12.31.2023	12.31.2022
Sundry suppliers (Opex, Capex, Services e Material)	7,213,698	6,572,181
Related parties (Note 29)	509,836	375,299
Amounts payable (operators, cobilling)	221,777	224,555
Interconnection / interlink	224,634	243,763
Total	8,169,945	7,415,798